Apr. 10, 2017
MFS® Conservative Allocation Fund
MFS® Conservative Allocation Fund
SUPPLEMENT TO THE PROSPECTUS The date of this supplement is April 10, 2017. For Certain MFS® Funds

Effective immediately, the following sentence is added to the first paragraph in the sub-section entitled “Fees and Expenses” under the main heading entitled “Summary of Key Information”:

Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the fund, which are not reflected below.

1028416	MULTI-SUP-II-041017